Segment Information (Tables)		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Segment Information (Tables) [Line Items]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:
For the period from December 30, 2024 (inception) through December 31, 2024
Operating expenses	$890

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

For the three months ended March 31, 2025
General and administrative expenses	$38,904

COLOMBIER ACQUISITION CORP. II [Member]
Segment Information (Tables) [Line Items]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	March 31, 2025	March 31, 2024
Trust Account	$179,494,845	$173,085,155
Cash	$442,670	$783,064
	For the Three Months Ended March 31, 2025	For the Three Months Ended March 31, 2024
General and administrative expenses	$1,909,086	$568,619
Interest earned on the Trust Account	$1,860,128	$2,228,698
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	December 31, 2024	December 31, 2023
Trust Account	$177,634,717	$170,856,457
Cash	$905,040	$1,292,907
	For the Year Ended December 31, 2024	For the Period from September 27, 2023 (Inception) Through December 31, 2023
General and administrative expenses	$3,019,794	$441,961
Interest earned on the Trust Account	$8,778,260	$856,457